Investments and Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Savings and Investment Plan
EBP, Investment, Fair Value and NAV [Line Items]
Investments and Fair Value Measurements	Investments and Fair Value Measurements
Fair Value Measurements

The Plan uses available market information and other valuation methodologies in assessing the fair value of financial instruments. Judgment is required in interpreting market data to develop the estimates of fair value and, accordingly, changes in assumptions or the estimation methodologies may affect the fair value estimates.

Assets and liabilities carried at fair value are classified as follows:

Level 1:	Based upon quoted market prices in active markets for identical assets or liabilities.

Level 2:	Based upon observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3:	Based upon unobservable inputs reflecting the reporting entity’s own assumptions.

The fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies used for the Plan assets are as follows:

Colgate-Palmolive Company Common Stock: Valued at the closing price reported on the active market on which the individual securities are traded.

Mutual funds: Valued at the NAV of units held by the Plan at year end based upon quoted market prices. The investments provide daily redemptions by the Plan with no advance notice requirements, and have redemption prices that are determined by the fund’s net asset value per unit as of the redemption date.

Cash reserve funds: Valued at cost, which approximates fair value. The funds have no restrictions from redemption.

Collective trust funds: Valued using the NAV per unit of each fund as a practical expedient for fair value. The NAV practical expedient is based on the value of the underlying investments owned by each trust, minus its liabilities, divided by the number of shares outstanding. The investments provide daily redemptions by the Plan with no advance notice requirements, and have redemption prices that are determined by the fund’s NAV practical expedient per unit as of the redemption date.
The following table presents the level of valuation input, as applicable, for those investments measured at fair value at December 31, 2025:

	Level 1	Total
Colgate-Palmolive Company Common Stock	$6,097,123	$6,097,123
Mutual funds	434,535	434,535
Cash reserve funds	11,246	11,246
Investments in the fair value hierarchy	6,542,904	6,542,904
Investments measured at net asset value(1)	—	10,463,937
Investments at fair value	$6,542,904	$17,006,841
(1) Consists of Collective trust funds.

The following table presents the level of valuation input, as applicable, for those investments measured at fair value at December 31, 2024:

	Level 1	Total
Colgate-Palmolive Company Common Stock	$7,041,194	$7,041,194
Mutual funds	411,689	411,689
Cash reserve funds	104,731	104,731
Investments in the fair value hierarchy	7,557,614	7,557,614
Investments measured at net asset value(1)	—	8,395,375
Investments at fair value	$7,557,614	$15,952,989
(1) Consists of Collective trust funds.